UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Robertson Opportunity Capital, LLC
Address: 4300 Westgrove Drive
         2nd Floor
         Addison, TX  75001-3247

13F File Number:  28-11764

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      L. Sauer
Title:     Chief Financial Officer
Phone:     972.713.5001

Signature, Place, and Date of Signing:

     L. Sauer     Addison, Texas     August 14, 2006


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     36

Form13F Information Table Value Total:     $140,282 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
A D C TELECOMMUNICATIONS       COM NEW          000886309     4667   276827 SH       SOLE                   276827
ARCH CAP GROUP LTD             ORD              G0450A105     7563   127200 SH       SOLE                   127200
BLOCKBUSTER INC                CL B             093679207     1116   254200 SH       SOLE                   254200
BLOCKBUSTER INC                CL A             093679108     1669   335200 SH       SOLE                   335200
BLOUNT INTL INC NEW            COM              095180105     3116   259200 SH       SOLE                   259200
CADENCE DESIGN SYSTEM INC      COM              127387108     5268   307700 SH       SOLE                   307700
CARBO CERAMICS INC             COM              140781105      683    13900 SH       SOLE                    13900
CEMEX S A                      SPON ADR 5 ORD   151290889     2882    50596 SH       SOLE                    50596
DAIMLERCHRYSLER AG             ORD              D1668R123     4734    95900 SH       SOLE                    95900
EASTMAN KODAK CO               COM              277461109     2105    88500 SH       SOLE                    88500
ELKCORP                        COM              287456107     5076   182800 SH       SOLE                   182800
GLOBALSANTAFE CORP             SHS              G3930E101     1201    20800 SH       SOLE                    20800
HANOVER COMPRESSOR CO          COM              410768105     9850   524500 SH       SOLE                   524500
INTUIT                         COM              461202103     8784   145100 SH       SOLE                   145100
KINETIC CONCEPTS INC           COM NEW          49460W208     2168    49100 SH       SOLE                    49100
LABORATORY CORP AMER HLDGS     COM NEW          50540R409    10181   163600 SH       SOLE                   163600
LAIDLAW INTL INC               COM              50730R102     1452    57600 SH       SOLE                    57600
LONE STAR TECHNOLOGIES INC     COM              542312103     2982    55200 SH       SOLE                    55200
MBIA INC                       COM              55262C100     3911    66800 SH       SOLE                    66800
MEREDITH CORP                  COM              589433101      743    15000 SH       SOLE                    15000
NASDAQ 100 TR                  UNIT SER 1       631100104      717    18500 SH       SOLE                    18500
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106      299     2000 SH       SOLE                     2000
PALM HARBOR HOMES              COM              696639103     2667   151625 SH       SOLE                   151625
PARKER HANNIFIN CORP           COM              701094104     2320    29900 SH       SOLE                    29900
PILGRIMS PRIDE CORP            COM              721467108     1099    42600 SH       SOLE                    42600
RAYTHEON CO                    COM NEW          755111507    10291   230900 SH       SOLE                   230900
SINA CORP                      ORD              G81477104     2278    91200 SH       SOLE                    91200
SOHU COM INC                   COM              83408W103     5839   226400 SH       SOLE                   226400
SOMANETICS CORP                COM NEW          834445405     3188   166917 SH       SOLE                   166917
SONUS NETWORKS INC             COM              835916107     6238  1260300 SH       SOLE                  1260300
SYNOPSYS INC                   COM              871607107     4771   254200 SH       SOLE                   254200
TIME WARNER INC                COM              887317105     7173   414600 SH       SOLE                   414600
VALMONT INDS INC               COM              920253101     3222    69300 SH       SOLE                    69300
WELLPOINT INC                  COM              94973V107     5632    77400 SH       SOLE                    77400
WILD OATS MARKETS INC          COM              96808B107     1290    65800 SH       SOLE                    65800
YUM BRANDS INC                 COM              988498101     3107    61800 SH       SOLE                    61800